Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Effective federal rate	26.00%	26.00%	26.00%
Unrecognized tax benefit	$ 2,745	$ 1,230